SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Available-for-sale Securities (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accrued interest on available-for-sale securities	$ 145,630	$ 105,935	$ 0
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]		Available-for-sale securities, at fair value	Available-for-sale securities, at fair value